Consolidated Statements of Cash Flows $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Operating activities:
Net loss for the year		$ (263,429)	$ (128,758)
Adjustments:
Net finance expenses		39,907	38,472
Depreciation and depletion		63,929	83,043
Impairment loss on property, plant and equipment		217,366	115,753
Share-based payment expense		983	789
Derivative gain (losses)		(127)	1,214
Foreign exchange gains		(12,252)	(20,764)
Current income taxes		0	(574)
Deferred income taxes		0	(3,174)
Total operating activities before non-cash operating working capital		46,377	86,001
Changes in non-cash operating working capital:
Amounts receivable		890	790
Prepaid expenses and other		(830)	90
Inventories		11,591	(6,740)
Accounts payable and accrued liabilities		(6,280)	(782)
Cash flows from (used in) operating activities		51,748	79,359
Investing activities:
Restricted cash		(15,019)	0
Interest income		170	521
Purchase of property, plant and equipment		(38,837)	(28,095)
Cash flows from (used in) investing activities		(53,686)	(27,574)
Financing activities:
Payment of lease liabilities		(679)	(808)
Repurchase of secured notes		0	(13,158)
Proceeds from settlement of currency contracts		3,019	0
Provided by revolving credit facility	[1]	32,074	0
Provided by Dunebridge revolving credit facility	[1]	3,019
Financing costs		(35,424)	(33,513)
Cash flows from (used in) financing activities		2,009	(47,479)
Effect of foreign exchange rate changes on cash		330	(263)
Increase in cash		401	4,043
Cash, beginning of year		34,751	30,708
Cash, end of year		$ 35,152	$ 34,751

[1]	The settlement of the previous revolving credit facility occurred directly between Dunebridge and Scotiabank and Nedbank for $32 million, and therefore was a non-cash financing transaction (Note 10).